Related parties	12 Months Ended
Dec. 31, 2022
Related parties
Related parties

30.  Related parties

During the year ended December 31, 2022 and 2021, HIGHWORLD INVESTMENTS LTD, an investment vehicle associated with Elbrus Capital, and ELQ Investors VIII Limited, an investment vehicle associated with The Goldman Sachs Group, Inc., have significant influence on the Group.

(a)   Transactions with Key management

Since July 30, 2021, as a result of the reorganization in the Group’ internal structure, the Key management comprises of five members, including the Chief Executive Officer, Chief Financial Officer, Deputy Chief Executive Officer, Chief Marketing Officer and Chief Commercial Officer, who make all key decisions regarding running the business (before July 30, 2021 - the Key management comprises of seven members).

Key management received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in profit or loss:

	For the years ended
	December 31,
	2022	2021	2020
Salary and bonus	118,109	111,702	102,164
LTIPs, including related provision for social taxes (reversed)/made during the year	(72,966)	275,640	224,527
Pension contributions	12,868	12,603	11,469
Other social contributions	6,454	6,147	5,599
Total remuneration	64,465	406,092	343,759

(b)  Transactions with Board of Directors

Since March 2022, the Board of Directors comprises of six members, including the two independent directors, who oversee the operations of the Group and supervise the policies of key management and the affairs of the Group. Before March 2022, the Board of Directors comprised of nine members.

On January 10, 2023 the Group appointed additional two non-executive directors to serve on the Board. Since that, the Board of Directors comprised of eights members.

The Board of Directors received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in profit or loss:

	For the years ended
	December 31
	2022	2021	2020
Cash compensation	23,130	30,460	30,099
Equity awards, including social taxes	17,161	24,654	23,597
Pension contributions	3,802	4,628	6,238
Other social contributions	861	717	400
Total remuneration	44,954	60,459	60,334

The social tax liability related to equity awards of 7,075 (as at December 31, 2021 – 7,453) is presented within ‘Provisions’ in the consolidated statement of financial position due to uncertain amount of tax that will be determined based on future share price.

On December 12, 2022 the Board of Directors decided to modify the first tranche of equity awards granted on May 8, 2019 with a 3-year lock-up period expiring on May 8, 2022, and suggest directors a choice of settlement: either to receive a cash payment, to be calculated as the average closing price on MOEX for the 60 calendar days preceding May 8, 2022, or wait until the Group’s stock resumes trading on Nasdaq. The modification of the Plan was not beneficial to directors. As a result of modification to cash-settled awards, the Group reclassified 16,098 from “Share-based payments reserve” to “Accounts payable” in the consolidated statement of financial position.

(c)  Transactions with other related parties

The Group’s other related party transactions mostly relate to the provision of services to subsidiaries of our shareholders.

The Group’s transactions with other related parties are disclosed below.

	Loans granted		Loans received		Services provided to
	to related parties		from related parties		and received from related parties
	Amounts		Amounts		Services	Amounts	Services	Amounts
	owed by		owed to		provided to	owed by	received from	owed to
	related	Interest	related	Interest	related	related	related	related
	parties	income	parties	expense	parties	parties	parties	parties
For the year ended and as of December 31, 2022
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	2,944	—	—	959
Non-controlling shareholders	—	—	3,714	121	—	—	—	—
Equity-accounted investees	—	—	—	—	4,633	1,524	1,638	158
	—	—	3,714	121	7,577	1,524	1,638	1,117
For the year ended and as of December 31, 2021
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	6,508	—	—	1,729
Non-controlling shareholders	—	—	3,793	572	—	—	—	—
Equity-accounted investees	—	782	–	—	2,525	—	609	—
	—	782	3,793	572	9,033	—	609	1,729
For the year ended and as of December 31, 2020
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	4,621	—	720	688
Non-controlling shareholders	—	—	1,478	11	—	—	—	—
Equity-accounted investees	19,719	947	—	—	2,281	1,140	26	—
	19,719	947	1,478	11	6,902	1,140	746	688

All related party transactions were made in accordance with contractual terms and conditions agreed between the parties.